Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Pharmaceuticals Portfolio

May 31, 2019

PHR-QTLY-0719
1.802187.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Biotechnology - 16.6%
Biotechnology - 16.6%
Abeona Therapeutics, Inc. (a)	134,400	$731,136
Acceleron Pharma, Inc. (a)	63,600	2,537,004
Allakos, Inc. (a)(b)	69,300	2,716,560
Alnylam Pharmaceuticals, Inc. (a)	33,200	2,241,664
Amgen, Inc.	55,400	9,235,180
AnaptysBio, Inc. (a)	17,300	1,259,613
Argenx SE (a)(b)	25,200	3,120,668
Array BioPharma, Inc. (a)	253,600	6,700,112
Ascendis Pharma A/S sponsored ADR (a)	51,300	6,395,058
Blueprint Medicines Corp. (a)	39,000	2,964,000
Celgene Corp. (a)	110,200	10,335,658
Cytokinetics, Inc. (a)	111,000	1,151,070
FibroGen, Inc. (a)	53,300	1,931,592
Global Blood Therapeutics, Inc. (a)	80,800	4,911,024
GlycoMimetics, Inc. (a)	133,300	1,578,272
Gritstone Oncology, Inc.	24,000	223,440
Immunomedics, Inc. (a)(b)	467,051	6,104,357
Kalvista Pharmaceuticals, Inc. (a)	99,000	2,103,750
Leap Therapeutics, Inc. (a)(b)	722,400	1,047,480
Leap Therapeutics, Inc. warrants 1/31/26 (a)	606,000	386,050
Moderna, Inc. (b)	60,500	1,257,190
Momenta Pharmaceuticals, Inc. (a)	85,372	992,876
Morphosys AG sponsored ADR (a)	86,300	2,072,063
Olivo Labs (a)(c)(d)	6,851	0
PTC Therapeutics, Inc. (a)	82,700	3,316,270
Sarepta Therapeutics, Inc. (a)	175,841	20,019,498
Synthorx, Inc. (b)	76,800	1,102,080
Vertex Pharmaceuticals, Inc. (a)	75,500	12,546,590
Xencor, Inc. (a)	66,468	2,049,873
		111,030,128
Health Care Equipment & Supplies - 2.1%
Health Care Equipment - 1.4%
Boston Scientific Corp. (a)	243,300	9,345,153
Health Care Supplies - 0.7%
Alcon, Inc. (a)	76,269	4,437,330

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		13,782,483

Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	48,000
Pharmaceuticals - 80.4%
Pharmaceuticals - 80.4%
Allergan PLC	232,638	28,360,899
AstraZeneca PLC sponsored ADR	2,239,500	83,712,507
Bausch Health Cos., Inc. (Canada) (a)	195,800	4,064,922
Bristol-Myers Squibb Co.	1,068,280	48,467,864
CymaBay Therapeutics, Inc. (a)	70,100	846,808
Eli Lilly & Co.	258,061	29,919,592
Horizon Pharma PLC (a)	375,700	8,952,931
InflaRx NV (a)	71,100	2,558,889
Johnson & Johnson	424,950	55,732,193
Merck & Co., Inc.	499,136	39,536,563
Mylan NV (a)	210,500	3,536,400
MyoKardia, Inc. (a)	67,500	3,144,150
Nektar Therapeutics (a)	213,533	6,687,854
Novartis AG sponsored ADR	383,548	32,847,051
Novo Nordisk A/S Series B sponsored ADR	138,200	6,523,040
Ocular Therapeutix, Inc. (a)(b)	279,300	809,970
Perrigo Co. PLC (b)	241,300	10,139,426
Pfizer, Inc.	465,988	19,347,822
Revance Therapeutics, Inc. (a)	35,400	381,258
Roche Holding AG (participation certificate)	210,796	55,366,019
Sanofi SA sponsored ADR	1,252,522	50,639,464
Takeda Pharmaceutical Co. Ltd. ADR	447,100	7,587,287
The Medicines Company (a)(b)	173,584	6,188,270
Theravance Biopharma, Inc. (a)	57,697	958,924
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	833,109	1,800,143
WAVE Life Sciences (a)(b)	73,700	1,689,941
Zoetis, Inc. Class A	260,800	26,353,840
Zogenix, Inc. (a)	71,100	2,679,759
		538,833,786
TOTAL COMMON STOCKS
(Cost $550,722,752)		663,694,397

Money Market Funds - 5.3%
Fidelity Cash Central Fund 2.41% (e)	3,498,506	3,499,206
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	32,300,927	32,304,157
TOTAL MONEY MARKET FUNDS
(Cost $35,803,363)		35,803,363
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $586,526,115)		699,497,760
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(29,651,924)
NET ASSETS - 100%		$669,845,836

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Olivo Labs	2/8/17	$8,290

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,892
Fidelity Securities Lending Cash Central Fund	134,187
Total	$149,079

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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